NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 09, 2017	Sep. 15, 2016	Mar. 31, 2017	Sep. 30, 2016	Jan. 31, 2017	Mar. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 12, 2014	May 31, 2014
Entity incorporation date				Jan. 23, 2007
Common stock, shares									1,441,681
Issued and outstanding common stock									72.00%
Common stock, shares outstanding									333,333
Common Stock Shares Issued			5,033,616	4,875,871	29,729		2,274,526	866,667		13,333
Converted common stock warrants				3,645,297
Converted common stock options				1,158,770
Reverse Stock Split	1-for-15	Reverse stock split of our common stock by a ratio of not less than 1-for-8 and not more than 1-for-20 at any time prior to September 15, 2017.

Stockholders granted the Board of Directors the authority to effect a reverse stock split of our common stock by a ratio of not less than 1-for-8 and not more than 1-for-20 at any time prior to September 15, 2017.

Common Stock Par Value	$ 0.001		$ 0.001	$ 0.001			$ 0.001			$ 3.75
LMB [Member]
Issued and outstanding common stock						41.00%
Common Stock Shares Issued			1,942,456	1,942,456		1,942,456
Converted common stock warrants			243,020	243,020		243,220
Converted common stock options			77,252	77,252		77,252
Cash				$ 255,748
Prepaid expenses			$ 20,544	20,544
Property and equipment			5,085	5,085
Deposits			2,167	2,167
Intangible assets			19,400,000	19,400,000
Accounts payable			244,776	244,776
Accrued expenses			598,659	598,659
Accrued compensation			615,000	615,000
Accrued interest			23,862	23,862
Notes payable			772,970	772,970
Net assets acquired			17,428,277	17,428,277
Outstanding common stock options			19,015,073	19,015,073
Fair value of common stock issued			17,482,093	17,482,093
Fair value of warrants issued estimated			1,071,172	1,071,172
Fair value of vested options estimated			461,808	461,808
Goodwill			1,586,796	$ 1,586,796
Purchase price			19,015,073
Tangible assets consisting of cash			$ 255,748